Commitments (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 18,129	$ 30,784
License expense	$ 4,087	$ 4,168	$ 8,211	$ 8,407